Provisions - Reconciliation of the fair value of plan assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of the net present value of the defined benefit obligation
Beginning balance	€ (100,159)
Ending balance	(102,126)	€ (100,159)
Pension plans
Reconciliation of the net present value of the defined benefit obligation
Beginning balance	(86,983)
Ending balance	(86,544)	(86,983)
Similar obligations
Reconciliation of the net present value of the defined benefit obligation
Beginning balance	(13,176)
Ending balance	(15,582)	(13,176)
Fair value of plan assets
Reconciliation of the net present value of the defined benefit obligation
Beginning balance	10,757	8,622
Interest expense	268	95
Income recognised in the consolidated statement of income	268	95
Return on plan assets (excluding amounts included in net interest expenses)	(145)	(108)
Revaluation recognised directly in other comprehensive income	(145)	(108)
Contribution by the employer	306	2,208
Payments from plan assets	(24)	(60)
Ending balance	€ 11,162	€ 10,757